Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 2,580,268	$ 2,497,471
Accumulated amortization of intangible assets	1,336,493	1,206,013
Finite-Lived Intangible Assets, Net, Total	1,243,775	1,291,458
Brands [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	167,690	165,283
Accumulated amortization of intangible assets	92,459	83,317
Software development costs [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	839,124	787,492
Accumulated amortization of intangible assets	526,555	472,791
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,530,824	1,505,839
Accumulated amortization of intangible assets	687,619	624,756
Computer Software [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	42,630	38,857
Accumulated amortization of intangible assets	$ 29,860	$ 25,149